Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Accounts Payable and Accrued Liabilities

	December 31, 2022	December 31, 2021
	RMB	RMB
Trade payables	172,546	140,538
Salaries and welfare payable	9,385	8,975
Dividends payable by subsidiaries to non-controlling shareholders	581	419
Notes payables	15,630	20,089
Construction fee and equipment cost payables	116,571	92,683
Others (i)	57,656	36,417

	372,369	299,121

(i)	Others consist primarily of operating lease payable, deposit, earnest money, caution money and insurance payables, etc.

Aging Analysis of Trade Payables
The aging analysis of trade payables at December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
	RMB	RMB
Within 1 year	162,431	130,863
Between 1 and 2 years	2,682	2,767
Between 2 and 3 years	1,072	948
Over 3 years	6,361	5,960

	172,546	140,538